MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT	MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT
Redeemable convertible preferred stock
The following table is a summary of redeemable convertible preferred stock as of December 31, 2020:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	131,913,460	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	80,263,020	80,263,020	0.6354	50,999	0.6354	50,999
C	43,788,180	43,788,180	2.5121	110,000	2.5121	109,870
D	35,774,761	35,774,761	10.1450	362,935	10.1450	362,670
E	29,887,357	29,887,357	12.4827	373,075	12.4827	372,733
F	48,000,000	48,000,000	12.5000	600,000	12.5000	599,284
G	44,406,442	43,116,119	15.5000	668,300	15.5000	668,044
	414,033,220	412,742,897		$2,191,086		$2,179,739
The following table is a summary of redeemable convertible preferred stock as of June 30, 2021:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	131,913,460	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	80,263,020	80,263,020	0.6354	50,999	0.6354	50,999
C	43,788,180	43,788,180	2.5121	110,000	2.5121	109,870
D	35,774,761	35,774,761	10.1450	362,935	10.1450	362,670
E	29,887,357	29,887,357	12.4827	373,075	12.4827	372,733
F	48,000,000	48,000,000	12.5000	600,000	12.5000	599,284
G	44,406,442	43,116,119	15.5000	668,300	15.5000	668,044
G-1	244,278,204	—	18.6000	—	18.6000	—
	658,311,424	412,742,897		$2,191,086		$2,179,739
Voting
The holders of the redeemable convertible preferred stock are entitled to a number of votes equal to the number of shares of common stock into which the redeemable convertible preferred stock is convertible. Except where otherwise specified in our Certificate of Incorporation, holders of preferred stock vote together with the holders of common stock as a single class. The holders of our Series A and Series B redeemable convertible preferred stock are entitled to elect one director each (each, a “Preferred Director”), with each series voting separately as exclusive classes. Holders of common stock, voting exclusively and as a separate class, are entitled to elect four directors, two of which shall be entitled to two votes on any matter before the Board of Directors. The holders of our Series C, Series D, Series E, Series F, Series G and Series G-1 redeemable convertible preferred stock have no voting rights with respect to the election of members of the Board of Directors or the determination of the size of the Board of Directors.
As long as 50,000,000 shares of redeemable convertible preferred stock are outstanding, we must obtain approval from the holders of a majority of the then outstanding shares of redeemable convertible preferred stock (voting together as a single class and not as separate series, and on an as-converted basis) in order to, among other actions: (1) amend, alter or repeal any provision of the Certificate of Incorporation or our Bylaws; (2) increase the authorized number of shares of redeemable convertible preferred stock (or any series thereof) or common stock; (3) create, or authorize the creation of, a new class or series of our capital stock unless it ranks junior to the redeemable convertible preferred stock with respect to the distribution of assets in a liquidation, dissolution or winding up, the payment of dividends and rights of redemption; (4) declare or pay any dividend on any shares of shares of redeemable convertible preferred stock or common stock, subject to certain exceptions; (5) liquidate, dissolve or wind up our company, effect any merger or consolidation, or sell, lease, transfer or exclusively license all or substantially all of our assets; (6) increase or decrease the authorized size of the Board of Directors; or (7) effect a repurchase or redemption of, or distribution on, any shares of redeemable convertible preferred stock or common stock, subject to certain exceptions.
Liquidation preferences
In the event of any liquidation or winding up of our company, the holders of redeemable convertible preferred stock shall be entitled to receive, prior and in preference to the common stockholders, an amount equal to the aggregate original issue price for their shares of redeemable convertible preferred stock, plus any declared but unpaid dividends. After payment of the liquidation preference to the holders of the redeemable convertible preferred stock, our remaining assets are available for distribution to the holders of common stock on a pro rata basis. If the proceeds distributed among the holders of the redeemable convertible preferred stock are insufficient to permit the holders of redeemable convertible preferred stock to receive the full payment noted above, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of the redeemable convertible preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive.
Conversion rights
Each share of redeemable convertible preferred stock is convertible, at the option of the holder, according to a conversion ratio, which is subject to adjustment for dilutive share issuances. The total number of shares of common stock into which the redeemable convertible preferred stock may be converted is determined by dividing the then-applicable conversion price by the initial conversion price, as shown in the table above.
The redeemable convertible preferred stock, with the exception of our Series F redeemable convertible preferred stock, automatically converts into common stock at the applicable conversion rate upon the earliest of: (1) immediately prior to the closing of a public offering of common stock to the public in an IPO at a price of at least $12.4827 per share and resulting in at least $200 million of gross proceeds to us and resulting in the listing of our common stock on a nationally-recognized exchange in the United States (a “Qualified Public Offering”); (2) Direct Listing on a nationally-recognized exchange in the United States that is approved by the holders of a majority of the then outstanding redeemable convertible preferred stock (voting together as a single class and not as separate series, on as-converted basis); and (3) the date and time, or the occurrence of an event, specified by the vote or written consent of each of (i) the holders of the majority of the redeemable convertible preferred stock then outstanding (voting as a single class and on an as-converted basis), (ii) the holders of the majority of the then outstanding shares of Series B, C, G and G-1 redeemable convertible preferred stock (each voting exclusively and as a separate class), (iii) the holders of at least 60% of the then outstanding shares of Series D and E redeemable convertible preferred stock (each voting exclusively and as a separate class), and (iv) the holders of at least 65% of the then outstanding shares of Series A redeemable convertible preferred stock (voting exclusively and as a separate class).
The Series F redeemable convertible preferred stock automatically converts into common stock at the applicable conversion rate upon the earliest of: (1) immediately prior to the closing of a public offering of our common stock to the public in the IPO resulting in at least $200 million of gross proceeds to us and resulting in the listing of our common stock on a nationally-recognized exchange in the United States; (2) a Direct Listing on a nationally-recognized exchange in the United States that is approved by the holders of a majority of the then outstanding redeemable convertible preferred stock (voting together as a single class and not as separate series, on as-converted basis); and (3) the date and time, or the occurrence of an event, specified by the vote or written consent from the holders of the majority of the then outstanding Series F redeemable convertible preferred stock.
The Series F redeemable convertible preferred stock has a full-ratchet anti-dilution adjustment provision. In the event the price per share of our common stock in an IPO ends up being lower than the Series F redeemable convertible preferred stock conversion price, then the conversion price per share of the Series F redeemable convertible preferred stock will be reduced to the same price per share as the common stock price at the time of the IPO. We may also be obligated to issue additional shares of common stock to the holders of Series F redeemable convertible preferred stock in the event of a direct listing with a deemed trading price below the Series F redeemable convertible preferred stock conversion price.
In addition, if we issue any additional common stock below the conversion price of our Series A, B, C, D, E, F, G and G-1 redeemable convertible preferred stock, the conversion price of such series of redeemable convertible preferred stock may be subject to adjustment via a broad-based anti-dilution calculation, subject to certain exceptions.
Dividends
The holders of shares of redeemable convertible preferred stock are entitled to receive dividends, when and if declared by the Board of Directors. Dividends are paid on a pari-passu basis with other holders of our redeemable convertible preferred stock and in preference to the payment of dividends to holders of our common stock. No dividends have been declared or paid by us as of June 30, 2021. Dividends are noncumulative.
Classification
The redeemable convertible preferred stock is contingently redeemable upon certain deemed liquidation events such as a merger or sale of substantially all of our assets. The redeemable convertible preferred stock is not mandatory redeemable but, since a deemed liquidation event would constitute a redeemable event outside of our control, all shares of the redeemable convertible preferred stock have been presented outside of permanent equity in mezzanine equity on the unaudited condensed consolidated balance sheets.
Common stock
Each share of voting common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of holders of redeemable convertible preferred stock outstanding.
Equity incentive plans
Amended and Restated 2013 Stock Plan and 2020 Equity Incentive Plan
Under our Amended and Restated 2013 Stock Plan, as amended (the “2013 Plan”), and our 2020 Equity Incentive Plan, as amended (the “2020 Plan”), shares of common stock are reserved for issuance to eligible participants in connection with incentive stock options (“ISOs”), non-statutory stock options (“NSOs”), restricted stock units (“RSUs”), stock appreciation rights (“SARs”) or restricted stock awards. Options may be granted with an exercise price per share not less than the fair market value at the date of grant. Options granted generally vest over a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter. Generally, options granted are exercisable for up to ten years from the date of grant. RSUs granted generally vest quarterly on a straight-line basis and the occurrence of a qualifying event, defined as the earlier of (1) the closing of certain, specific change in control transactions, or (2) an IPO. Generally, RSUs expire seven years from the date of grant. Shares of common stock issued under the 2013 Plan and 2020 Plan are subject to certain restrictions, including the right of first refusal by us for sales or transfers of shares to certain parties. Our rights of first refusal terminate upon completion of an IPO. Our 2013 Plan was terminated in connection with adoption of our 2020 Plan (but any awards outstanding under our 2013 Plan will remain in effect in accordance with their terms). No new awards may be granted under our 2013 Plan.
As of June 30, 2021, an aggregate of 209,809,164 shares have been authorized for issuance under the 2013 Plan and the 2020 Plan, of which 46,928,833 shares have been issued under the plans, 149,733,898 shares were reserved for issuance upon the exercise or settlement of outstanding equity awards under the plans, and 13,146,433 shares remained available for new grants under the 2020 Plan.
2021 Omnibus Incentive Plan
In June 2021, our board of directors and our stockholders approved and adopted our 2021 Omnibus Incentive Plan (the “2021 Plan”). Our 2021 Plan became effective immediately prior to the effective date of the Final Prospectus. Upon effectiveness of the 2021 Plan, no new awards may be granted under our 2020 Plan (but any awards outstanding under our 2020 Plan will remain in effect in accordance with their terms) and any shares remaining available for grant under the 2020 Plan became available for grant under the 2021 plan. Our 2021 Plan provides for the grant of stock options, including ISOs and NSOs, SARs, restricted stock, RSUs, performance units, other equity-based awards and cash-based awards. As of June 30, 2021, no awards were outstanding under the 2021 Plan.
The aggregate number of shares available for grant under the 2021 Plan was equal to approximately 14% of the number of shares of our common stock (of all classes) outstanding immediately upon the closing of the IPO. Thereafter, any shares subject to awards under the 2013 Plan or the 2020 Plan that expire or terminate or are forfeited to or repurchased by the Company will become available under the 2021 Plan. In addition, the number of shares available under the 2021 Plan will automatically increase on the first day of each calendar year beginning on January 1, 2022 and ending with (and including) January 1, 2031. Such annual increase will be equal to the lesser of (i) 5% of the outstanding shares of all classes of our common stock on the last day of the immediately preceding calendar year and (ii) such number of shares determined by the board of directors.
Stock option activity
A summary of stock option activity for the six months ended June 30, 2021 is as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Life	Total Intrinsic Value (in thousands)
Balance at December 31, 2020	21,543,828	$2.19	6.52	$304,590
Exercised during the period	(3,581,521)	1.87
Cancelled and forfeited during the period	(276,657)	4.51
Balance at June 30, 2021	17,685,650	$2.22	5.76	$632,774
Options vested and expected to vest at June 30, 2021	17,685,650	$2.22	5.76	$632,774
Options exercisable at June 30, 2021	15,905,386	$1.75	5.56	$576,535
Time-Based RSUs
We grant RSUs that vest only upon the satisfaction of both time-based service and performance-based conditions (“Time-Based RSUs”). The following table summarizes the activity related to our Time-Based RSUs for the six months ended June 30, 2021:

	Number of RSUs	Weighted- average grant date fair value
Unvested at December 31, 2020	47,711,649	$10.84
Granted	22,899,989	40.88
Forfeited	(1,747,048)	16.48
Unvested at June 30, 2021	68,864,590	$26.12
Market-Based RSUs
We granted 27,663,658 market-based awards in the form of RSUs to certain executives during the year ended December 31, 2019 that were modified in May 2021 (the “2019 Market-Based RSUs”).  These awards vest based on (i) achievement of share price targets considered market vesting conditions (5,532,732, 13,831,828, and 8,299,098 RSUs vest upon achievement of share price targets of $30.45, $50.75, and $101.50, respectively, with the initial stock price target measured at the IPO price, and for all remaining RSUs that did not vest upon IPO, measurement of the price targets will be based on a trailing 60-trading-day average of the daily volume weighted average price), (ii) a performance based vesting condition requiring the occurrence of an IPO or other liquidity event, and (iii) continuous employment by each recipient through the vesting date, which is considered a service condition. Prior to the modification, any tranche of 2019 Market-Based RSUs that hadn’t achieved its share price target upon IPO would have been forfeited. The modification allows the awards to continue to be measured against the same price targets as were outlined in the original 2019 grant though December 31, 2025. The 2019 Market-Based RSUs had a weighted-average grant date fair value of $0.29 per RSU. Upon modification, the weighted-average incremental fair value of the 2019 Market-Based RSUs is $21.95 per RSU (see below).
In May 2021, we granted 35,520,000 additional market-based awards in the form of RSUs to certain executives (the “2021 Market-Based RSUs”) with a weighted-average grant date fair value of $22.68 per RSU. These awards vest based on our stock price trading performance over a performance period of 8 years from issuance (4,560,000 will vest upon achievement of each of the $120 and $150 share price targets, and 5,280,000 will vest upon achievement of each of the $180, $210, $240, $270, and $300 share price targets, in each case, measured using a trailing-60-day average of the daily volume weighted average price), and are subject to continuous employment by each recipient to vest, which is considered a service condition.
The 2019 Market-Based RSUs and 2021 Market-Based RSUs (collectively, the “Market-Based RSUs”) were unvested as of December 31, 2020 and June 30, 2021.
2021 Employee Share Purchase Plan
In June 2021, our board of directors and our stockholders approved and adopted the 2021 Employee Share Purchase Plan (the “ESPP”). Our ESPP became effective immediately prior to the effective date of our the Final Prospectus. The purpose of the ESPP is to enable eligible employees to purchase shares of our common stock at a discount through payroll deductions of up to 15% of their eligible compensation. The purchase price is equal to 85% of the fair market value of a share of our common stock on the first date of an offering or the date of purchase, whichever is lower. As of June 30, 2021, there were no participants in the ESPP.
The aggregate number of shares reserved for issuance under the ESPP was equal to approximately 2% of the number of shares of our common stock (of all classes) outstanding upon the closing of the IPO. The number of shares available under our ESPP will automatically increase on the first day of each calendar year beginning on January 1, 2022 and ending with (and including) January 1, 2031. Such annual increase will be equal to the lesser of (i) 1% of the outstanding shares of all classes of our common stock on the last day of the immediately preceding calendar year and (ii) such number of shares determined by the board of directors. No more than 200,000,000 shares of common stock may be issued under our ESPP.
Share-based compensation
The following table summarizes the effects of share-based compensation on our unaudited condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2020	2021	2020	2021
Brokerage and transaction	$6	$6	$12	$12
Technology and development	824	717	2,540	2,025
Operations	8	3	18	6
Marketing	7	41	15	78
General and administrative	520	371	1,192	8,013
Total	$1,365	$1,138	$3,777	$10,134
We capitalized share-based compensation expense related to internally developed software of $0.3 million and $0.6 million during the three and six months ended June 30, 2020, and $0.1 million during both of the three and six months ended June 30, 2021.
As of June 30, 2021, there was $4.9 million of unrecognized compensation cost related to outstanding stock options that is expected to be recognized over a weighted-average period of 0.94 years.
In March 2021, we modified certain Time-Based RSUs of approximately 500 employees to remove the one-year vesting cliff, considered to be an improbable to improbable modification. As of June 30, 2021, no share-based compensation expense had been recognized for such awards with a performance condition based on the occurrence of a qualifying event, such as an IPO, as such qualifying event was not probable. The modified RSUs were revalued at the modification date, and the modified grant date fair value of the awards of $39.75 per share will be used to calculate share-based compensation expense once the performance condition becomes probable.
As of June 30, 2021 no share-based compensation expense had been recognized for the Time-Based RSUs based on the occurrence of a qualifying event, such as an IPO, as such qualifying event was not probable. The total unrecognized share-based compensation expense related to our Time-Based RSUs was $1.8 billion as of June 30, 2021. Of this amount, $660.0 million relates to awards for which the time-based vesting condition has been satisfied or partially satisfied while $1.2 billion relates to awards for which the time-based vesting condition had not yet been satisfied.
As of June 30, 2021, no share-based compensation expense had been recognized for the 2019 or 2021 Market-Based RSUs as the qualifying event of an IPO was not probable.
Because the amendment to the 2019 Market-based RSUs was determined to be a modification of a market condition, we estimated the pre-modification and post-modification fair value of the awards in order to determine the incremental fair value generated by the modification. To value the awards, we used a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the price targets may not be satisfied. The total unrecognized share-based compensation expense relating to the 2019 Market-Based RSUs, including the incremental expense due to modification, was $615.2 million as of June 30, 2021. If a qualifying liquidity event had occurred on June 30, 2021, we would have recorded $203.9 million share-based compensation related to the 2019 Market-Based RSUs. The remaining incremental share-based compensation expense of approximately $411.3 million would be recognized over a remaining weighted-average service period of 1.28 years, based on both explicit service periods and derived service periods based on the median of the passage of time it takes to achieve the price target in the Monte Carlo simulations. If the price targets are met sooner than the derived service period, we will adjust our share-based compensation expense to reflect the cumulative expense associated with the vested award.
We estimated the grant date fair value of the 2021 Market-Based RSUs using a model based on multiple stock price paths developed through the use of a Monte Carlo simulation that incorporates into the valuation the possibility that the price targets may not be satisfied. We will recognize the total share-based compensation expense over a weighted average derived requisite service period of 4.33 years, considering the Monte Carlo simulation median time to achieve each of the seven separate tranches. The total unrecognized share-based compensation expense relating to the 2021 Market-Based RSU awards was $805.5 million as of June 30, 2021. If a qualifying liquidity event had occurred on June 30, 2021, we would have recorded $18.2 million of share-based compensation expense related to the 2021 Market-Based RSUs based on the derived service period. The remaining incremental share-based compensation expense of approximately $787.3 million would be recognized over a remaining weighted-average derived service period of 4.23 years. If the price targets are met sooner than the derived service period, we will adjust our share-based compensation expense to reflect the cumulative expense associated with the vested award.
MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT
Redeemable convertible preferred stock
We have authorized 414,033,220 shares of redeemable convertible preferred stock, designated in series, with the rights and preferences of each designated series determined by our Board of Directors as of December 31, 2020.
The following table is a summary of redeemable convertible preferred stock as of December 31, 2020:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	131,913,460	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	80,263,020	80,263,020	0.6354	50,999	0.6354	50,999
C	43,788,180	43,788,180	2.5121	110,000	2.5121	109,870
D	35,774,761	35,774,761	10.1450	362,935	10.1450	362,670
E	29,887,357	29,887,357	12.4827	373,075	12.4827	372,733
F	48,000,000	48,000,000	12.5000	600,000	12.5000	599,284
G	44,406,442	43,116,119	15.5000	668,300	15.5000	668,044
	414,033,220	412,742,897		$2,191,086		$2,179,739
The following table is a summary of redeemable convertible preferred stock as of December 31, 2019:

(in thousands, except share data and per share amounts)
Series	Shares Authorized	Shares Issued and Outstanding	Per Share Liquidation Preference	Liquidation Amount	Per Share Initial Conversion Price	Carrying Value of Stock, Net of Issuance Costs
A	263,826,920	131,913,460	$0.1954	$25,777	$0.1954	$16,139
B	160,526,040	80,263,020	0.6354	50,999	0.6354	50,999
C	87,576,360	43,788,180	2.5121	110,000	2.5121	109,870
D	71,549,522	35,774,761	10.1450	362,935	10.1450	362,670
E	59,854,820	29,887,357	12.4827	373,075	12.4827	372,733
	643,333,662	321,626,778		$922,786		$912,411
Voting
The holders of the redeemable convertible preferred stock are entitled to a number of votes equal to the number of shares of common stock into which the redeemable convertible preferred stock is convertible. Except where otherwise specified in our Certificate of Incorporation, holders of preferred stock vote together with the holders of common stock as a single class. The holders of our Series A and Series B redeemable convertible preferred stock are entitled to elect one director each (each, a “Preferred Director”), with each series voting separately as exclusive classes. Holders of common stock, voting exclusively and as a separate class, are entitled to elect four directors, two of which shall be entitled to two votes on any matter before the Board of Directors. The holders of our Series C, Series D, Series E,
Series F and Series G redeemable convertible preferred stock have no voting rights with respect to the election of members of the Board of Directors or the determination of the size of the Board of Directors.
As long as 50,000,000 shares of redeemable convertible preferred stock are outstanding, we must obtain approval from the holders of a majority of the then outstanding shares of redeemable convertible preferred stock (voting together as a single class and not as separate series, and on an as-converted basis) in order to, among other actions: (1) amend, alter or repeal any provision of the Certificate of Incorporation or our Bylaws; (2) increase the authorized number of shares of redeemable convertible preferred stock (or any series thereof) or common stock; (3) create, or authorize the creation of, a new class or series of our capital stock unless it ranks junior to the redeemable convertible preferred stock with respect to the distribution of assets in a liquidation, dissolution or winding up, the payment of dividends and rights of redemption; (4) declare or pay any dividend on any shares of shares of redeemable convertible preferred stock or common stock, subject to certain exceptions; (5) liquidate, dissolve or wind up our company, effect any merger or consolidation, or sell, lease, transfer or exclusively license all or substantially all of our assets; (6) increase or decrease the authorized size of the Board of Directors; or (7) effect a repurchase or redemption of, or distribution on, any shares of redeemable convertible preferred stock or common stock, subject to certain exceptions.
Liquidation preferences
In the event of any liquidation or winding up of our company, the holders of redeemable convertible preferred stock shall be entitled to receive, prior and in preference to the common stockholders, an amount equal to the aggregate original issue price for their shares of redeemable convertible preferred stock, plus any declared but unpaid dividends. After payment of the liquidation preference to the holders of the redeemable convertible preferred stock, our remaining assets are available for distribution to the holders of common stock on a pro rata basis. If the proceeds distributed among the holders of the redeemable convertible preferred stock are insufficient to permit the holders of redeemable convertible preferred stock to receive the full payment noted above, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of the redeemable convertible preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive.
Conversion rights
Each share of redeemable convertible preferred stock is convertible, at the option of the holder, according to a conversion ratio, which is subject to adjustment for dilutive share issuances. The total number of shares of common stock into which the redeemable convertible preferred stock may be converted is determined by dividing the then-applicable conversion price by the initial conversion price, as shown in the table above.
The redeemable convertible preferred stock, with the exception of our Series F redeemable convertible preferred stock, automatically converts into common stock at the applicable conversion rate upon the earliest of: (1) immediately prior to the closing of a public offering of common stock to the public in an IPO at a price of at least $12.4827 per share and resulting in at least $200 million of gross proceeds to us and resulting in the listing of our common stock on a nationally-recognized exchange in the United States (a “Qualified Public Offering”); (2) upon the effectiveness of a registration statement filed under the Securities Act of 1933, as amended, that registers shares of our existing capital stock for resale not pursuant to an underwritten offering (“Direct Listing”) on a nationally-recognized exchange in the United States that is approved by the holders of a majority of the then outstanding redeemable convertible preferred stock (voting together as a single class and not as separate series, on as-converted basis); and (3) the date and time, or the occurrence of an event, specified by the vote or written consent of each of (i) the holders of the majority of the redeemable convertible preferred stock then outstanding (voting as a single class and on an as-converted basis), (ii) the holders of the majority of the then outstanding shares of Series B, C and G redeemable convertible preferred stock (each voting exclusively and as a separate class), (iii) the holders of at least 60% of the then outstanding shares of Series D and E redeemable convertible preferred stock (each voting exclusively and as a separate class), and (iv) the holders of at least 65% of the then outstanding shares of Series A redeemable convertible preferred stock (voting exclusively and as a separate class).
The Series F redeemable convertible preferred stock automatically converts into common stock at the applicable conversion rate upon the earliest of: (1) immediately prior to the closing of a public offering of our common stock to the public in the IPO resulting in at least $200 million of gross proceeds to us and resulting in the listing of our common stock on a nationally-recognized exchange in the United States; (2) a Direct Listing on a nationally-recognized exchange in the United States that is approved by the holders of a majority of the then outstanding redeemable convertible preferred stock (voting together as a single class and not as separate series, on as-converted basis); and (3) the date and time, or the occurrence of an event, specified by the vote or written consent from the holders of the majority of the then outstanding Series F redeemable convertible preferred stock.
In addition, if we issue any additional common stock below the conversion price of our Series A, B, C, D, E, F and G redeemable convertible preferred stock, the conversion price of such series of redeemable convertible preferred stock may be subject to adjustment via a broad-based anti-dilution calculation, subject to certain exceptions.
The Series F redeemable convertible preferred stock has a full-ratchet anti-dilution adjustment provision. In the event the price per share of our common stock in an IPO ends up being lower than the Series F redeemable convertible preferred stock conversion price, then the conversion price per share of the Series F redeemable convertible preferred stock will be reduced to the same price per share as the common stock price at the time of the IPO. We may also be obligated to issue additional shares of common stock to the holders of Series F redeemable convertible preferred stock in the event of a direct listing with a deemed trading price below the Series F redeemable convertible preferred stock conversion price.
Dividends
The holders of shares of redeemable convertible preferred stock are entitled to receive dividends, when and if declared by the Board of Directors. Dividends are paid on a pari-passu basis with other holders of our redeemable convertible preferred stock and in preference to the payment of dividends to holders of our common stock. No dividends have been declared or paid by us as of December 31, 2020. Dividends are noncumulative.
Classification
The redeemable convertible preferred stock is contingently redeemable upon certain deemed liquidation events such as a merger or sale of substantially all of our assets. The redeemable convertible preferred stock is not mandatory redeemable but, since a deemed liquidation event would constitute a redeemable event outside of our control, all shares of the redeemable convertible preferred stock have been presented outside of permanent equity in mezzanine equity on the consolidated balance sheets.
Common stock
Each share of voting common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of holders of redeemable convertible preferred stock outstanding.
Stock option plan
Amended and Restated 2013 Stock Plan and 2020 Equity Incentive Plan
Under our Amended and Restated 2013 Stock Plan, as amended, and our 2020 Equity Incentive Plan, as amended (each, a “Plan,” and together, the “Plans”), shares of common stock are reserved for the issuance of incentive stock options (“ISOs”), non-statutory stock options (“NSOs”), restricted stock units ("RSUs"), stock appreciation rights or restricted stock awards to eligible participants. Options may be granted with an exercise price per share not less than the fair market value at the date of grant. Options granted generally vest over a four-year term from the date of grant, at a rate of 25% after one year, then monthly on a straight-line basis thereafter. Generally, options granted are exercisable for up to ten years from the date of grant. RSUs granted generally vest over a four-year term from the date of grant, at a rate of 25% after one year, then quarterly on a straight-line basis thereafter and the occurrence of a qualifying event, defined as the earlier of (1) the closing of certain, specific change in control transactions, or (2) an IPO. Generally, RSUs expire seven years from the date of grant. Shares of common stock purchased under the Plans are subject to certain restrictions, including the right of first refusal by us for sales or transfers of shares to certain parties. Our rights of first refusal will terminate upon completion of an IPO.
As of December 31, 2020, the Plan authorized 154,289,164 shares of common stock to be reserved for issuance on the exercise or settlement of equity awards, of which the right to purchase 14,022,717 shares remained available for issuance.
Stock option activity
A summary of stock option activity for the year ended December 31, 2020 is as follows:

(in thousands, except share and per share data)
	Number of Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Life	Total Intrinsic Value
Balance at December 31, 2019	27,613,830	$2.33	7.59	$197,536
Granted during the period	324,442	10.10
Exercised during the period	(4,310,197)	2.20
Cancelled and forfeited during the period	(2,084,247)	5.18
Balance at December 31, 2020	21,543,828	$2.19	6.52	$304,590
Options vested and expected to vest at December 31, 2020	21,543,828	$2.19	6.52	$304,590
Options exercisable at December 31, 2020	18,793,618	$1.58	6.31	$277,127
Aggregate intrinsic value represents the difference between our estimated fair value of its common stock and the exercise price of outstanding, “in-the-money” options. Aggregate intrinsic value for stock options exercised in the years ended December 31, 2019 and 2020 was $29.0 million and $45.0 million. The total fair value of shares vested during the year ended December 31, 2019 and 2020 was $7.8 million and $6.5 million.
The total weighted average grant-date fair value of options granted was $2.31 and $3.64 and for the years ended December 31, 2019 and 2020.
Restricted stock unit activity
The following table summarizes the activity related to our time-based RSUs for the year ended December 31, 2020:

	Number of RSUs	Weighted- average grant date fair value
Unvested restricted stock at December 31, 2019	24,024,214	$8.17
Granted	27,492,086	12.90
Forfeited	(3,804,651)	8.84
Unvested restricted stock at December 31, 2020	47,711,649	$10.84
In the year ended December 31, 2019, we also granted 27,663,658 RSUs with both performance and market-based conditions to certain executives. These awards have a weighted-average grant date fair value of $0.29 and were unvested as of December 31, 2019 and 2020.
Share-based compensation
The following table summarizes the effects of share-based compensation on our consolidated statements of operations:

	Year Ended December 31,
(in thousands)	2019	2020
Brokerage and transaction	$427	$227
Technology and development	9,499	18,024
Operations	139	61
Marketing	85	613
General and administrative	16,517	5,405
Total	$26,667	$24,330
The fair value of stock options was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2019	2020
Dividend yield	0%	0%
Risk-free interest rate	2.29%	0.61%
Expected volatility	31.20%	36.69%
Expected term (years)	6.03	6.04
During the year ended December 31, 2019 and 2020, we capitalized $0.7 million and $0.6 million in share-based compensation expense related to internally developed software.
In the year ended December 31, 2020, subsequent to the sale of our Series G redeemable convertible preferred stock, certain employees sold shares of common stock to new and existing stockholders in a tender offer (“the 2020 Tender”). The 2020 Tender closed on November 13, 2020, when existing employees sold 1.4 million shares of our common stock for an aggregate purchase price of $21.5 million. With the 2020 Tender Offer, we believe that we had established a pattern of cash settlement of immature shares and stock options only during a very discrete set of circumstances in which we opened a tender offer in conjunction with a preferred stock financing. As such, during the 2020 Tender Offer period, we recorded a liability equal to the fair value of the maximum number of options representing immature shares that could have been redeemed in the tender offer. To the extent that this liability exceeded amounts previously recognized in equity, the excess was recognized as additional share-based compensation expense. Following the closing of the 2020 Tender Offer, the remaining liability of $18.6 million was reclassified to additional paid-in capital. We recorded share-based compensation expense of $17.2 million in connection with this tender offer in the year ended December 31, 2020.
In the year ended December 31, 2019, subsequent to the sale of our Series E redeemable convertible preferred stock, certain employees sold shares of common stock to new and existing stockholders in a tender offer (“the 2019 Tender”). The 2019 Tender closed on September 9, 2019, when existing employees sold 5.4 million shares of our common stock for an aggregate purchase price of $67.6 million. As the share price paid in the 2019 Tender was in excess of fair value and a portion of the purchasers were existing stockholders, we recorded share-based compensation expense of $18.7 million for the year ended December 31, 2019.
In November 2019, we modified certain stock option grants to extend the post-termination exercise period for 125 employees. During the years ended December 31, 2019 and 2020, share-based compensation expense included $0.8 million and $1.8 million as a result of the modification. We will incur an additional $1.3 million of share-based compensation expense over the remaining vesting periods of these impacted options.
As of December 31, 2020, there was $7.8 million of unrecognized compensation cost related to outstanding stock options that is expected to be recognized over a weighted-average period of 1.22 years.
We grant RSUs that vest only upon the satisfaction of both time-based service and performance-based conditions. As of December 31, 2019 and 2020, no share-based compensation expense had been recognized for such awards with a performance condition based on the occurrence of a qualifying event, such as an IPO, as such qualifying event was not probable. The total unrecognized share-based compensation expense related to these awards was $517.7 million as of December 31, 2020. Of this amount, $207.2 million relates to awards for which the time-based vesting condition has been satisfied or partially satisfied while $310.5 million relates to awards for which the time-based vesting condition had not yet been satisfied.
In the year ended December 31, 2019, we granted market-based awards in the form of RSUs to certain executives. These awards vest based on our achievement of market-based targets and certain performance conditions, subject to continuous employment by each recipient. As of December 31, 2020 and 2019, no share-based compensation expense had been recognized for such awards based on the occurrence of a qualifying event of an IPO before a set date, as such qualifying event was not probable. The total unrecognized share-based compensation expense relating to these awards was $8.0 million as of December 31, 2020. Of this amount, $2.8 million relates to awards for which the time-based vesting condition had been satisfied or partially satisfied, $1.2 million relates to awards for which the time-based vesting condition had not yet been satisfied and $4.0 million relates to awards with a performance condition only.